INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details)	Mar. 31, 2014 Numbers	Mar. 31, 2013 Numbers
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	1	6
Series One [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	0	0
Series Two [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	0	0
Series Three [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	1	6
Series Four [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	0	0
Series Five [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	0	0
Series Six [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	0	0